Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
Schedule of components of income tax benefit

	2022	2021
Current Expense:
Federal	$—	$—
State	—	—
Foreign	—	—
	—	—
Deferred Expense:
Federal	$(215,937)	$(145,974)
State	—	—
Foreign	—	—
Total	$(215,937)	$(145,974)

Schedule of income tax expense reconciliation

	2022	2021
Federal income tax expense at statutory rate:	$(8,734,000)	$(7,465,000)
Increase (reduction) in income tax resulting from:
State income taxes	(146,000)	556,000
Foreign rate differential	(19,000)	(16,000)
Nondeductible expenses	1,000	1,000
Research and development credit	(1,312,000)	(836,000)
Stock based compensation	192,000	164,000
Excess executive compensation	9,000	259,000
Goodwill impairment	—	305,000
Reserve for loss carryforwards limited by Sec. 382	8,000	8,000
Other	65,063	(32,974)
Increase in valuation allowance	9,720,000	6,911,000
	$(215,937)	$(145,974)

Schedule of deferred tax assets and liabilities

	2022	2021
Deferred tax assets:
Net operating losses	$24,542,949	$17,830,889
R&D credits	3,822,392	2,538,168
Stock compensation	2,974,242	2,344,902
Contingent consideration	—	767,763
Deferred revenue	7,465	8,039
Section 174 costs	4,041,814	—
Unrealized gains/losses	583,683	210,300

Deferred tax assets	35,972,545	23,700,061

Deferred tax liabilities:
Intangible assets	—	(803,937)
Property, plant and equipment, primarily due to differences in depreciation	(553,840)	(83,122)
Lease liability	(2,732,712)	(78,035)
Other	(99,272)	(83,931)

Deferred tax liabilities	(3,385,824)	(1,049,025)

Valuation allowance	(32,586,721)	(22,866,973)

Net deferred tax (liabilities)	$—	$(215,937)